Debt - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Debt Instrument [Line Items]
Total debt at par value	$ 363,625		$ 400,000	$ 179,233
Less: current maturities			3,500	1,267
Long-term debt maturities			396,500	177,966
Less: unamortized discount and debt issuance costs	8,915		9,257	1,643
Total long-term debt			387,243	176,323
Debt issuance costs	$ 0	$ 17	10,546	93	$ 208
Term Loan Facility
Debt Instrument [Line Items]
Total debt at par value			$ 350,000	0
Interest Rate per Annum			5.25%
Debt issuance costs			$ 10,347
Quarterly repayment amount			$ 875
LIBOR floor (as a percent)			1.00%
Term Loan Facility | Base Rate [Member]
Debt Instrument [Line Items]
Variable interest rate (as a percent)			3.25%
Term Loan Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable interest rate (as a percent)			4.25%
Term Loan Facility | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Variable interest rate (as a percent)			0.50%
ABL Facility
Debt Instrument [Line Items]
Total debt at par value			$ 50,000	92,900
Interest Rate per Annum			2.08%
Term loan face amount			$ 200,000
Loss on extinguishment of debt			$ (162)
LIBOR floor (as a percent)			1.00%
ABL Facility | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Variable interest rate (as a percent)			0.50%
Prior Term Loan Facility
Debt Instrument [Line Items]
Total debt at par value			$ 0	8,333
Interest Rate per Annum			3.30%
Prior Term Loan Facility And GCI Facility
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ 1,319
GCI Facility
Debt Instrument [Line Items]
Total debt at par value			$ 0	$ 78,000
Interest Rate per Annum			7.75%